Consolidated Statements of Cash Flows (Unaudited) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 30, 2024	Aug. 31, 2026	Aug. 31, 2025	Nov. 30, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (1,275)	$ 4,535,965	$ (167,328)	$ (204,391)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account		(5,820,815)
Payment of general and administrative costs through advances from Sponsor				27,313
Payment of general and administrative costs by Sponsor in exchange for issuance of ordinary shares				7,000
Changes in operating assets and liabilities:
Prepaid expenses		(129,668)		(25,000)
Long-term prepaid insurance		(24,613)
Accrued expenses	1,275	(34,989)	52,317	52,317
Accrued expenses – related party		101,804
Due to Sponsor		24,576
Deferred legal fees		413,467
Net cash used in operating activities		(934,273)	(115,011)	(142,761)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Notes receivable		(255,000)
Cash withdrawn from Trust Account for working capital purposes		175,000
Net cash used in investing activities		(230,080,000)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid		226,000,000
Proceeds from sale of Private Placement Units		5,700,000
Proceeds from promissory note – related party			285,000
Repayment of promissory note – related party		(300,000)
Repayment of advances from related party		(17,845)		(15,399)
Due to Sponsor			252,101
Payment of offering costs		(366,792)	(129,992)	(151,408)
Proceeds from promissory note – related party				285,000
Collection of share subscription receivable				25,000
Net cash provided by financing activities		231,015,363	432,109	143,193
Net Change in Cash		1,090	317,098	432
Cash – Beginning of period		432
Cash – End of period		1,522	317,098	432
Non-cash investing and financing activities:
Offering costs included in accrued offering costs		75,000	57,916	172,841
Offering cost paid through advances from Sponsor		5,500
Offering cost paid by Sponsor		1,400
Prepaid expenses applied to offering costs		25,000
Accretion of ordinary shares, subject to possible redemption to redemption value		24,393,931
Deferred underwriting fee payable		$ 10,950,000
Offering costs paid through promissory note – related party	15,000
Ordinary shares issued in exchange for share subscription receivable	$ 25,000